Investments in Associates and Joint Ventures - Investment of PCEV in MIH - Additional Information (Detail) ₱ / shares in Units, ₱ in Millions, shares in Millions, $ in Millions								1 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($)	Jul. 29, 2022 PHP (₱)	Jun. 17, 2020 Seat	Apr. 16, 2020 USD ($)	Apr. 13, 2018 PHP (₱) ₱ / shares shares	Mar. 14, 2018 USD ($)	Feb. 27, 2018 PHP (₱) shares	Aug. 31, 2022 PHP (₱)	Dec. 31, 2021 Seat	Dec. 31, 2018 USD ($) Seat	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received) | ₱		₱ 100						₱ 136
Common Stock [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued | shares											219.0	219.0
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received) | $	$ 28
Subscription share price | $										$ 215
Percentage of ownership										48.74%
Number of board seats | Seat			2						6	2
Total consideration | $				$ 120
PLDT Communications and Energy Ventures, Inc. [Member] | Common Stock [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received) | $						$ 465
Smart Inc [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Common Stock [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued | shares					95.9		53.4
Percentage of shares issued and outstanding							100.00%
Consideration paid (received) | ₱					₱ 96		₱ 465
Par value | ₱ / shares					₱ 1
Settlement date					Apr. 13, 2018
Smart Inc [Member] | MIH [Member] | Common Stock [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued | shares							170.0
Consideration paid (received) | ₱							₱ 3,527
Subscription price | ₱					₱ 3,806